S-K 1603, SPAC Sponsor; Conflicts of Interest	Oct. 19, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to the lock-up provisions in the letter agreement entered into with us, our sponsor and our directors and executive officers have agreed not to transfer, assign or sell any of their founder shares, private placement units (and the underlying securities) owned by them, if any, as summarized in the table below:

Subject Securities	Natural Persons and Entities Subject to Restrictions	Expiration Date	Exceptions to Transfer Restrictions
Founder Shares	SPACCircle Sponsor LLC Soumen Das John Dicconson Augustin Meloty-Kapella Jeffrey W. Cordell Stephen Markscheid Diana Glassman Daniel Torpey

The earlier to occur of (A) one year after the completion of our initial business combination or (B) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. See as described herein under “Principal Shareholders — Transfers of Founder Shares and Private Placement Units.”

Notwithstanding the foregoing, the converted Class A ordinary shares will be released from the lock-up if (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

However, if after our initial business combination there is a transaction whereby all the outstanding Class A ordinary shares are exchanged or redeemed for cash or another issuer’s shares, then the Founder Shares and private placement units shall be permitted to participate.

Transfers permitted: (a) to our officers or directors, any affiliates or family members of our officers or directors, any members of our sponsor, or any affiliates of our sponsor, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization, (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual, (d) in the case of an individual, pursuant to a qualified domestic relations order, (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangements, in connection with an extension of the timeframe for us to consummate a business combination or in connection with the consummation of a business combination at prices no greater than the price at which the shares were originally purchased, (f) by pro rata distributions from the sponsor to its respective members pursuant to the sponsor’s limited liability company agreement, (g) by virtue of the laws of the State of Delaware or our sponsor’s operating agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our completion of our initial business combination, or (i) to a nominee or custodian of a person or entity to whom a disposition or transfer would be permissible under clauses (a) through (g) above; provided, however, that in the case of clauses (a) through (g) or (i), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by our sponsor with respect to such securities (including provisions relating to voting, the trust account and liquidation distributions described elsewhere in this prospectus).
Subject Securities	Natural Persons and Entities Subject to Restrictions	Expiration Date	Exceptions to Transfer Restrictions
Private placement units	SPACCircle Sponsor LLC Soumen Das John Dicconson Augustin Meloty-Kapella Jeffrey W. Cordell Stephen Markscheid Diana Glassman Daniel Torpey	30 days after the completion of our initial business combination	Same as above

Any units, warrants, Share Rights, ordinary shares or any other securities convertible into, or exercisable for, any units, ordinary shares, founder shares, warrants, or rights	SPACCircle Sponsor LLC Soumen Das John Dicconson Augustin Meloty-Kapella Jeffrey W. Cordell Stephen Markscheid Diana Glassman Daniel Torpey	180 days from the date of this prospectus	No transfer without the prior written consent of D. Boral; provided, however, that we may (1) issue and sell the private placement units; (2) issue and sell the additional units to cover our underwriters’ over-allotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the private placement units and their underlying securities and the Class A ordinary shares issuable upon conversion of the warrants, Share Rights, and the founder shares; and (4) issue securities in connection with our initial business combination. However, the foregoing shall not apply to the forfeiture of any founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the Company (as long as such current or future independent director transferee is subject to the letter agreement, filed herewith, or executes an agreement substantially identical to the letter agreement, as applicable to directors and officers at the time of such transfer; and as long as, to the extent any Section 16 reporting obligation is triggered as a result of such transfer, any related Section 16 filing includes a practical explanation as to the nature of the transfer). D. Boral in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:
Individual	Entity	Affiliation
John Dicconson	Tech Care Now Associates, LLC	Chief Executive Officer

Augustin Meloty-Kapella	Bokap Systems LLC	Founder and Chief Executive Officer

Soumen Das	Dose Packer Inc.	Chief Financial Officer
	SPACCatalyst LLC	Managing Member
	SPACSphere Acquisition Corp.	Chief Financial Officer and Director

Jeffrey W. Cordell	Health Advocate Solutions	President and Chief Executive Officer
	ZP Better Together Communications	Chief Executive Officer

Stephen Markscheid	Aerion Capital	Managing Partner
	Future Money Acquisition Corporation	CFO and Director
	Jinko Solar Inc.	Director
	ConnectM Technology Solutions, Inc.	Director
	Charlton Aria Acquisition Corporation	Director
	Pantages Capital Acquisition Corporation	Director
	Starry Sea Acquisition Corporation	Director
	Richtech Robotics Inc.	Director

Diana Glassman	EOS at Federated Hermes Ltd	Stewardship Director

Daniel Torpey	MDB Capital Group	Director
	Ankura Consulting Group	Senior Managing Directo